UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q-A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments

  Rounds to less than 0.1% of net assets.
  Security purchased on a when-issued basis.
  Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2013 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

Quarterly Statement of Investments | See Notes to Statements of Investments.

8/01/24	2,805,000	3,445,382
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,		
8/01/19	1,325,000	1,474,381
8/01/20	1,510,000	1,679,211
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,864,650
Santa Ana USD, GO,		
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	3,073,719
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,302,860
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,		
5.00%, 9/01/25	1,000,000	1,034,960
5.00%, 9/01/26	1,000,000	1,034,620
5.00%, 9/01/27	1,000,000	1,033,700
5.125%, 9/01/28	1,060,000	1,095,362
5.25%, 9/01/29	1,000,000	1,032,920
Sonoma Marin Area Rail Transportation District Measure Q Sales Tax Revenue, Series A, 5.00%, 3/01/25	13,410,000	15,931,482
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,		
5.25%, 9/01/24	3,500,000	3,809,085
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	920,000	934,297
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,828,675
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,829,790
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,836,150
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,		
9/01/24	1,000,000	1,102,630
9/01/25	1,000,000	1,097,140
University of California Revenues,		
General, Series U, 5.00%, 5/15/19	4,060,000	4,964,527
Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,744,108
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,338,197
West Kern Community College District COP, AMBAC Insured,		
5.00%, 11/01/20	1,015,000	1,088,313
5.00%, 11/01/21	1,065,000	1,125,961
5.00%, 11/01/22	1,115,000	1,172,489
5.125%, 11/01/23	1,170,000	1,230,934
5.125%, 11/01/24	1,230,000	1,290,996
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,		
8/01/24	7,755,000	4,751,178
8/01/26	10,045,000	5,380,604
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,682,968
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,		
5.00%, 9/01/15	1,080,000	1,127,920
5.25%, 9/01/20	1,325,000	1,368,460
		1,113,058,465
U.S. Territories 5.1%		
Guam 0.6%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,525,773
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,		
10/01/21	2,000,000	2,377,160
10/01/22	2,000,000	2,359,120
		7,262,053
Puerto Rico 4.5%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,727,575
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,220,900
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,087,700
Series WW, 5.375%, 7/01/23	5,000,000	5,176,000
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,041,300
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	12,754,535
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	8,516,400
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.00%, 8/01/24	10,000,000	10,762,000
		55,286,410
Total U.S. Territories		62,548,463
Total Municipal Bonds before Short Term Investments (Cost $1,099,143,159)		1,175,606,928

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement of Investments | See Notes to Statements of Investments.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

At March 31, 2013, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the